 [AIM LOGO APPEARS HERE]           Dear Shareholder:
--Registered Trademark--

                 [PHOTO of         As the end of the six-month reporting period
             Charles T. Bauer,     arrived, the U.S. economy continued to move
              Chairman of the      ahead at a lively pace. The Federal Reserve
LETTER       Board of The Fund     Board (the Fed) increased the key federal
TO OUR         APPEARS HERE]       funds rate a total of 75 basis points during
SHAREHOLDERS                       1999. At the beginning of this reporting
                 period, the Fed's primary focus was to stabilize the markets in anticipation of a potential Y2K-related liquidity crisis. Y2K thankfully turned out to be a non-event. As 2000 began, the robust domestic economy (coupled with inflationary tendencies in certain commodity prices) compelled the Fed to increase the federal funds rate 25 basis points on March 21 to 6.0%. The Fed will most likely continue to increase short-term rates to contain the equity markets' high growth performance; there is a strong consensus among financial markets that the Fed will increase rates by 25 basis points at the May 16 meeting. If the rate hikes do halt or slow the equity markets' activity, the money market sector anticipates more incoming cash as the year progresses.

                 YOUR INVESTMENT PORTFOLIO

                 As of February 29, 2000, the performance of the portfolio's Institutional Class compared quite favorably with the performance reported for its comparative indexes, as shown in the table. The portfolio's Institutional Class also ranked near the top of its Lipper category for all institutional money market funds for the one-, three-, five- and 10-year periods ended February 29, 2000. On February 28, 2000, the Liquid Assets Portfolio reached record assets of $20.5 billion. The weighted average maturity (WAM) remained in the 22- to 35-day range. At the close of the period, the WAM was 24 days. On January 24, 2000, the Institutional Class reached record assets of $18.2 billion. Net assets of the Institutional Class stood at $15.6 billion at the close of the reporting period.
                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies. according to IBC Financial Data, Inc.
                   The Liquid Assets Portfolio invests solely in securities
                 rated "first-tier" as defined in Rule 2a-7 under the Investment Companies Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as

                 YIELDS AS OF 2/29/00
                                                    Average       Seven-Day
                                                 Monthly Yield      Yield
                 Liquid Assets Portfolio
                 Institutional Class                  5.81%         5.83%

                 IBC Money Fund Averages(TM) -
                 First-Tier Institutions Only         5.50%         5.53%

                 IBC Money Fund Averages(TM) -
                 Total Institutions Only              5.37%         5.42%

                                                                     (continued)
                 commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                 OUTLOOK FOR THE FUTURE

                 Gross domestic product growth for the fourth quarter of 1999 was at an annualized rate of 7.3%, and for the year 4.2%. There is no evidence of a slowdown; there is no inventory drop-off, and consumer spending continues to increase. February's rate increase has had a minimal effect on the U.S. economy, which continues full steam ahead. The Fed will probably continue to raise interest rates until a substantial correction occurs within the equity markets. In February, the current period of economic expansion became the longest in U.S. history. Many analysts expect this growth to continue through at least the first half of 2000. It seems that the same story that dogged markets in 1999 is so far continuing, with persistent upward pressure on interest rates.
                   We are pleased to send you this report on your investment.
                 AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

                 Respectfully submitted,


                 /s/  CHARLES T. BAUER
                 Charles T. Bauer
                 Chairman

                                                 AVERAGE MONTHLY YIELD COMPARISON

                      Six months ended 2/29/00 (Yields are average monthly yields for the month-ends shown.)

                Short-Term Investments Co.             IBC Money Fund             IBC Money Fund Averages(TM)
                 Liquid Assets Portfolio                Averages(TM)                Total Institutions Only
                   Institutional Class            First-Tier Institutions Only
9/30/99                 5.31                                 4.97                              4.85
10/31/99                5.36                                 5.08                              4.91
11/30/99                5.53                                 5.22                              5.06
12/31/99                5.62                                 5.41                              5.2
1/31/00                 5.7                                  5.45                              5.24
2/29/00                 5.81                                 5.50                              5.37


                                                 AVERAGE MONTHLY YIELD COMPARISON

                                                     Six months ended 2/29/00

                Short-Term Investments Co.            IBC Money Fund              IBC Money Fund Averages(TM)
                 Liquid Assets Portfolio                Averages(TM)                Total Institutions Only
                   Institutional Class            First-Tier Institutions Only
9/99                   33                                   53                                50
10/99                  27                                   50                                49
11/99                  24                                   48                                47
12/99                  22                                   41                                41
1/00                   35                                   41                                41
2/00                   24                                   45                                44


Source: IBC Financial Data, Inc. IBC Money Fund Report --Registered Trademark-- for weighted average maturities; IBC Money Fund Insight --Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
February 29, 2000
(Unaudited)

                                                       PAR
                                         MATURITY     (000)         VALUE
COMMERCIAL PAPER - 25.93%(a)

CONSUMER DURABLES - 0.36%

AUTOMOBILE - 0.36%

Daimler-Chrysler North America Holding
 5.87%                                   03/22/00 $   23,000 $    22,921,244
----------------------------------------------------------------------------
 5.82%                                   03/31/00     50,000      49,757,500
----------------------------------------------------------------------------
  Total Consumer Durables                                         72,678,744
----------------------------------------------------------------------------

FINANCIAL - 25.57%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/LEASES - 0.51%

Centric Capital Corp.
 5.75%                                   03/15/00     25,000      24,944,097
----------------------------------------------------------------------------
 5.97%                                   07/25/00     43,900      42,837,107
----------------------------------------------------------------------------
Fleet Funding Corp.
 5.78%                                   03/13/00     35,000      34,932,566
----------------------------------------------------------------------------
                                                                 102,713,770
----------------------------------------------------------------------------

ASSET BACKED SECURITIES-CONSUMER RECEIVABLES - 0.94%

Thunder Bay Funding Inc.
 5.79%                                   03/24/00     45,148      44,980,990
----------------------------------------------------------------------------
 5.90%                                   04/03/00     70,098      69,718,887
----------------------------------------------------------------------------
 5.86%                                   04/19/00     74,774      74,177,593
----------------------------------------------------------------------------
                                                                 188,877,470
----------------------------------------------------------------------------

ASSET BACKED SECURITIES-MULTI-PURPOSE - 11.58%

Aspen Funding Corp.
 5.77%                                   03/07/00     25,000      24,975,958
----------------------------------------------------------------------------
 6.05%                                   10/10/00     50,000      48,126,181
----------------------------------------------------------------------------
Barton Capital Corp.
 5.80%                                   03/07/00    100,000      99,903,332
----------------------------------------------------------------------------
 5.78%                                   03/09/00     41,425      41,371,792
----------------------------------------------------------------------------
 5.89%                                   04/25/00     27,000      26,757,038
----------------------------------------------------------------------------
Bavaria TRR Corp.
 5.92%                                   03/17/00     50,000      49,868,444
----------------------------------------------------------------------------
 5.92%                                   03/23/00     48,000      47,826,347
----------------------------------------------------------------------------
Clipper Receivables Corp.
 5.78%                                   03/14/00     30,000      29,937,383
----------------------------------------------------------------------------
Corporate Receivables Corp.
 5.73%                                   03/02/00     75,000      74,988,063
----------------------------------------------------------------------------

                                                      PAR
                                         MATURITY    (000)          VALUE
ASSET BACKED SECURITIES-MULTI-PURPOSE - (CONTINUED)

Edison Asset Securitization, L.L.C.
 5.75%                                   03/02/00 $   25,000 $    24,996,007
----------------------------------------------------------------------------
 5.84%                                   03/07/00     49,591      49,542,731
----------------------------------------------------------------------------
 5.78%                                   03/10/00     35,000      34,949,425
----------------------------------------------------------------------------
 5.83%                                   03/10/00     50,000      49,927,125
----------------------------------------------------------------------------
 5.93%                                   03/10/00     50,000      49,925,875
----------------------------------------------------------------------------
 5.75%                                   03/15/00     78,643      78,467,146
----------------------------------------------------------------------------
 5.92%                                   03/17/00     75,000      74,802,667
----------------------------------------------------------------------------
 5.81%                                   03/20/00     35,000      34,892,676
----------------------------------------------------------------------------
 5.87%                                   03/22/00     42,923      42,776,024
----------------------------------------------------------------------------
Enterprise Funding Corp.
 5.78%                                   03/27/00     35,140      34,993,310
----------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.75%                                   03/03/00    155,850     155,800,215
----------------------------------------------------------------------------
 5.80%                                   03/10/00     55,025      54,945,214
----------------------------------------------------------------------------
 5.80%                                   03/13/00     20,000      19,961,333
----------------------------------------------------------------------------
 5.80%                                   03/23/00     22,000      21,922,022
----------------------------------------------------------------------------
 5.88%                                   04/11/00     50,000      49,665,167
----------------------------------------------------------------------------
Monte Rosa Capital Corp.
 5.98%                                   03/09/00     50,000      49,933,555
----------------------------------------------------------------------------
 5.85%                                   03/14/00     40,000      39,915,500
----------------------------------------------------------------------------
 5.84%                                   03/14/00     80,456      80,286,327
----------------------------------------------------------------------------
Newport Funding Corp.
 6.05%                                   10/10/00     50,000      48,126,181
----------------------------------------------------------------------------
 6.22%                                   11/17/00     75,000      71,617,875
----------------------------------------------------------------------------
Park Avenue Receivables Corp.
 5.81%                                   03/08/00     35,000      34,960,460
----------------------------------------------------------------------------
 5.80%                                   03/15/00     50,000      49,887,222
----------------------------------------------------------------------------
 5.90%                                   03/16/00     55,370      55,233,882
----------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.83%                                   03/21/00     16,085      16,032,903
----------------------------------------------------------------------------
 5.80%                                   03/21/00     38,185      38,061,959
----------------------------------------------------------------------------
Quincy Capital Corp.
 5.75%                                   03/13/00     48,374      48,281,283
----------------------------------------------------------------------------
 5.75%                                   03/16/00    107,742     107,483,868
----------------------------------------------------------------------------
Sheffield Receivables Corp.
 5.79%                                   03/07/00     81,200      81,121,642
----------------------------------------------------------------------------
 5.75%                                   03/10/00     58,000      57,916,625
----------------------------------------------------------------------------
 5.81%                                   03/17/00    118,770     118,463,309
----------------------------------------------------------------------------
 5.79%                                   03/21/00    130,000     129,581,833
----------------------------------------------------------------------------
Three Rivers Funding Corp.
 5.81%                                   03/16/00     74,772      74,590,989
----------------------------------------------------------------------------
                                                               2,322,816,888
----------------------------------------------------------------------------

                                                      PAR
                                        MATURITY     (000)         VALUE
ASSET BACKED SECURITIES-TRADE RECEIVABLES - 1.69%

Asset Securitization Cooperative Corp.
 6.20%                                  03/27/00 $   25,000 $    24,999,820
---------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
 5.80%                                  03/10/00     25,920      25,882,416
---------------------------------------------------------------------------
 5.81%                                  03/20/00     39,011      38,891,377
---------------------------------------------------------------------------
Corporate Asset Funding Co.
 5.80%                                  03/08/00     75,000      74,915,417
---------------------------------------------------------------------------
Variable Funding Capital
 5.79%                                  03/20/00    150,000     149,541,625
---------------------------------------------------------------------------
 5.97%                                  07/17/00     26,093      25,495,862
---------------------------------------------------------------------------
                                                                339,726,517
---------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.73%

ABN-Amro Bank
 5.93%                                  07/13/00     75,000      73,345,938
---------------------------------------------------------------------------
 5.97%                                  08/07/00     75,000      73,022,438
---------------------------------------------------------------------------
                                                                146,368,376
---------------------------------------------------------------------------

BANKS (MONEY CENTER) - 0.35%

Citicorp
 5.80%                                  03/09/00     50,000      49,935,556
---------------------------------------------------------------------------
 5.80%                                  03/13/00     20,000      19,961,333
---------------------------------------------------------------------------
                                                                 69,896,889
---------------------------------------------------------------------------

BANKS (REGIONAL) - 0.97%

Bank of America Corp.
 5.96%                                  07/31/00    100,000      97,483,556
---------------------------------------------------------------------------
 6.09%                                  08/18/00    100,000      97,124,167
---------------------------------------------------------------------------
                                                                194,607,723
---------------------------------------------------------------------------

BROKERAGE/INVESTMENTS  - 0.68%

Credit Suisse First Boston, Inc.
 5.79%                                  03/03/00     35,000      34,988,742
---------------------------------------------------------------------------
 5.77%                                  03/17/00     50,800      50,669,726
---------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 5.88%                                  03/08/00     50,000      49,942,833
---------------------------------------------------------------------------
                                                                135,601,301
---------------------------------------------------------------------------

CONSUMER FINANCE - 3.00%

General Motors Acceptance Corp.
 5.84%                                  03/01/00     50,000      50,000,000
---------------------------------------------------------------------------
 5.88%                                  03/01/00    200,000     200,000,000
---------------------------------------------------------------------------
 5.89%                                  04/03/00     50,000      49,730,018
---------------------------------------------------------------------------
 5.93%                                  04/03/00    200,000     198,912,818
---------------------------------------------------------------------------
Bank One Financial Corp.
 5.90%                                  03/24/00     30,000      29,886,917
---------------------------------------------------------------------------

                                                       PAR
                                        MATURITY      (000)        VALUE
CONSUMER FINANCE  - (CONTINUED)

 5.80%                                  03/29/00 $   25,000 $    24,887,222
---------------------------------------------------------------------------
 5.74%                                  05/26/00     50,000      49,314,389
---------------------------------------------------------------------------
                                                                602,731,364
---------------------------------------------------------------------------

FINANCIAL - DIVERSIFIED - 4.37%

Associates First Capital Corp.
 5.89%                                  03/01/00    141,000     141,000,000
---------------------------------------------------------------------------
GE Capital International Funding, Inc.
 5.82%                                  03/03/00     75,000      74,975,750
---------------------------------------------------------------------------
 5.90%                                  03/07/00     50,000      49,950,833
---------------------------------------------------------------------------
 5.87%                                  03/08/00     50,000      49,942,931
---------------------------------------------------------------------------
 5.89%                                  03/09/00     50,000      49,934,556
---------------------------------------------------------------------------
 5.83%                                  03/14/00     50,000      49,894,736
---------------------------------------------------------------------------
 5.75%                                  03/27/00    100,000      99,584,722
---------------------------------------------------------------------------
 5.74%                                  05/12/00     75,000      74,139,000
---------------------------------------------------------------------------
General Electric Capital Corp.
 6.07%                                  08/17/00     50,000      48,575,236
---------------------------------------------------------------------------
 6.06%                                  08/28/00     68,000      65,939,600
---------------------------------------------------------------------------
General Electric Capital Services
 5.82%                                  03/03/00     75,000      74,975,750
---------------------------------------------------------------------------
 6.06%                                  08/28/00     75,000      72,727,500
---------------------------------------------------------------------------
National Rural Utilities Coop
 5.75%                                  03/14/00     25,000      24,948,090
---------------------------------------------------------------------------
                                                                876,588,704
---------------------------------------------------------------------------

OIL & GAS (REFINING) - 0.50%

Shell Oil Co.
 5.91%                                  04/14/00     76,832      76,832,000
---------------------------------------------------------------------------
United Technologies Corp.
 5.95%                                  03/03/00     24,000      23,992,067
---------------------------------------------------------------------------
                                                                100,824,067
---------------------------------------------------------------------------

TELEPHONE - 0.25%

American Telephone and Telegraph Corp.
 5.70%                                  03/16/00     50,000      49,881,250
---------------------------------------------------------------------------
  Total Financial                                             5,130,634,319
---------------------------------------------------------------------------
  Total Commercial Paper (Cost
   $5,203,313,063)                                            5,203,313,063
---------------------------------------------------------------------------

BANK NOTES - 0.87%

American Express Centurion Bank
 5.89%                                  03/29/00     50,000      50,000,000
---------------------------------------------------------------------------
Bank of America Corp.
 6.33%                                  10/04/00    100,000     100,000,000
---------------------------------------------------------------------------
National City Bank Cleveland
 5.95%(b)                               04/03/00     25,000      24,999,119
---------------------------------------------------------------------------
  Total Bank Notes (Cost $174,999,119)                          174,999,119
---------------------------------------------------------------------------

                                                  PAR
                                    MATURITY     (000)        VALUE
CERTIFICATES OF DEPOSIT - 9.77%

ABN-Amro Bank
 5.79%                              03/16/00 $   75,000     $75,000,155
-----------------------------------------------------------------------
 5.71%                              07/03/00     25,000      24,996,747
-----------------------------------------------------------------------
Bank Austria
 5.84%                              03/22/00    100,000     100,000,578
-----------------------------------------------------------------------
 5.65%                              07/06/00     25,000      24,995,832
-----------------------------------------------------------------------
 6.48%                              11/06/00     50,000      50,000,000
-----------------------------------------------------------------------
Barclays Bank PLC
 5.61%                              06/14/00     25,000      24,996,553
-----------------------------------------------------------------------
Canadian Imperial Bank of Commerce
 5.80%                              03/17/00    100,000     100,000,440
-----------------------------------------------------------------------
 6.32%                              10/30/00     75,000      75,000,000
-----------------------------------------------------------------------
Chase-USA-Delaware
 5.37%                              05/22/00     25,000      24,998,111
-----------------------------------------------------------------------
Credit Communai de Belgique
 5.93%                              09/29/00     35,000      34,904,372
-----------------------------------------------------------------------
Deutsche Bank Securities, Inc.
 5.80%                              03/21/00    100,000     100,000,000
-----------------------------------------------------------------------
 5.89%                              03/31/00    100,000     100,000,000
-----------------------------------------------------------------------
 5.29%                              05/19/00     25,000      24,997,138
-----------------------------------------------------------------------
Dresdner Bank
 5.80%                              03/13/00     75,000      75,000,000
-----------------------------------------------------------------------
First Union National Bank
 6.29%                              04/27/00     66,000      66,000,000
-----------------------------------------------------------------------
 6.27%                              05/10/00     85,000      85,000,000
-----------------------------------------------------------------------
Huntington National Bank
 6.33%                              10/16/00     75,000      75,000,000
-----------------------------------------------------------------------
National City Bank
 6.55%                              01/31/01     50,000      49,978,134
-----------------------------------------------------------------------
National Westminster Bank
 5.82%                              03/27/00    100,000     100,000,000
-----------------------------------------------------------------------
 5.67%                              07/03/00     25,000      24,997,559
-----------------------------------------------------------------------
 6.32%                              10/27/00    100,000     100,003,180
-----------------------------------------------------------------------
Rabobank Nederland
 5.87%                              03/31/00    100,000     100,000,000
-----------------------------------------------------------------------
 6.30%                              10/26/00     50,000      50,000,000
-----------------------------------------------------------------------
Svenska Handelsbanken AB
 6.39%                              10/26/00    100,000     100,000,000
-----------------------------------------------------------------------
 6.48%                              11/06/00     50,000      50,000,000
-----------------------------------------------------------------------
 6.50%                              01/29/01     50,000      49,978,261
-----------------------------------------------------------------------
Toronto-Dominion Bank
 5.80%                              03/20/00     75,000      75,000,392
-----------------------------------------------------------------------
 5.88%                              03/31/00     50,000      50,000,166
-----------------------------------------------------------------------

                                                         PAR
                                           MATURITY     (000)         VALUE
CERTIFICATES OF DEPOSIT - (continued)

U.S. Bank NA Minneapolis
 5.95%                                     05/16/00 $   50,000    $ 50,000,000
------------------------------------------------------------------------------
 5.68%                                     06/12/00     25,000      25,000,000
------------------------------------------------------------------------------
UBS AG
 5.24%                                     03/01/00     25,000      25,000,000
------------------------------------------------------------------------------
 5.35%                                     05/30/00     25,000      24,997,039
------------------------------------------------------------------------------
 5.60%                                     06/14/00     25,000      24,996,552
------------------------------------------------------------------------------
  Total Certificates of Deposit (Cost
   $1,960,841,209)                                               1,960,841,209
------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 4.31%

Merrill Lynch Mortgage Capital Inc.
 6.20%(c)                                  08/17/00    357,000     357,000,000
------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
 6.06%(d)                                  05/01/00    271,000     271,000,000
------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 6.04%(e)                                  03/01/00    237,000     237,000,000
------------------------------------------------------------------------------
  Total Master Note Agreements (Cost
   $865,000,000)                                                   865,000,000
------------------------------------------------------------------------------

MEDIUM TERM NOTES - 2.61%

American Telephone & Telegraph Corp.
 5.99%                                     07/13/00     25,000      24,996,339
------------------------------------------------------------------------------
Bears, Stearns & Co., Inc.
 6.13%(b)                                  11/14/00    122,200     122,200,000
------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
 6.09%(b)                                  11/14/00     80,000      80,000,000
------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 6.09%(b)                                  08/04/00    250,000     250,000,000
------------------------------------------------------------------------------
Toyota Motor Credit Corp.
 6.11%(b)                                  09/20/00     35,000      35,000,000
------------------------------------------------------------------------------
SMM Trust 1999-E
 6.02%(f)                                  04/05/00     10,750      10,750,000
------------------------------------------------------------------------------
  Total Medium Term Notes (Cost
   $522,946,339)                                                   522,946,339
------------------------------------------------------------------------------

PROMISSORY NOTES - 3.12%

Goldman Sachs Group, L.P.
 5.88%                                     03/24/00    300,000     300,000,000
------------------------------------------------------------------------------
 6.09%                                     05/16/00    125,000     125,000,000
------------------------------------------------------------------------------
 6.11%                                     05/24/00    200,000     200,000,000
------------------------------------------------------------------------------
  Total Promissory Notes (Cost
   $625,000,000)                                                   625,000,000
------------------------------------------------------------------------------

VARIABLE RATE DEMAND BONDS - 1.26%

B. Braun Medical Inc. RB (LOC-First Union
 National Bank)
 5.95%(g)                                  02/01/15     30,755      30,755,000
------------------------------------------------------------------------------
Belk, Inc. RB (LOC-First Union National
 Bank)
 5.95%(g)                                  07/01/08     63,200      63,200,000
------------------------------------------------------------------------------
BMC Special Care Facilities RB
 5.90%(g)(h)                               11/15/29     20,000      20,000,000
------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
VARIABLE RATE DEMAND BONDS - (continued)

Borsis Finance, LLC RB (LOC-Wachovia Bank)
 5.88%(g)                                   09/01/19 $   20,000 $    20,000,000
-------------------------------------------------------------------------------
Connecticut State Housing Financing
 Authority RB
 5.87%(g)(h)                                11/15/16     48,220      48,220,000
-------------------------------------------------------------------------------
Gulf States Paper Corp. RB (LOC-Wachovia
 Bank)
 5.88%(g)                                   11/01/18     25,000      25,000,000
-------------------------------------------------------------------------------
Southwestern Retirement Association Tax,
 Inc. RB (LOC-First Union National Bank)
 5.95%(g)                                   08/01/19     20,000      20,000,000
-------------------------------------------------------------------------------
Texas (State of) GO Veteran's Housing
 Assistance Program
 5.85%(h)                                   12/01/29     25,000      25,000,000
-------------------------------------------------------------------------------
  Total Variable Rate Demand Bonds (Cost
   $252,175,000)                                                    252,175,000
-------------------------------------------------------------------------------

TIME DEPOSITS - 32.22%

Amsouth Bank of Birmingham AL-Cayman
 5.88%                                      03/01/00    267,000     267,000,000
-------------------------------------------------------------------------------
Bank of America, NT & SA-Cayman
 5.81%                                      03/01/00    500,000     500,000,000
-------------------------------------------------------------------------------
Banque Bruxelles Lambert-London
 5.94%                                      03/01/00    728,000     728,000,000
-------------------------------------------------------------------------------
CIBC-Cayman
 5.81%                                      03/01/00    200,000     200,000,000
-------------------------------------------------------------------------------
Credit Communal De Belgique-Cayman
 5.94%                                      03/01/00    128,000     128,000,000
-------------------------------------------------------------------------------
Credit Suisse First Boston Corp.-Cayman
 5.88%                                      03/01/00    700,000     700,000,000
-------------------------------------------------------------------------------
Den Danske Bank-Cayman
 5.91%                                      03/01/00    261,000     261,000,000
-------------------------------------------------------------------------------
Deutsche Bank-Cayman
 5.94%                                      03/01/00     38,000      38,000,000
-------------------------------------------------------------------------------
Dresdner Bank-Cayman
 5.81%                                      03/01/00    250,000     250,000,000
-------------------------------------------------------------------------------
M&I Marshall & Isley Bank Milwaukee
 5.81%                                      03/01/00    200,000     200,000,000
-------------------------------------------------------------------------------
Norwest Bank, Minnesota Cayman
 5.88%                                      03/01/00    250,000     250,000,000
-------------------------------------------------------------------------------
Regions Bank-Cayman
 5.94%                                      03/01/00    728,000     728,000,000
-------------------------------------------------------------------------------
Societe Generale-Cayman
 5.81%                                      03/01/00    635,788     635,788,481
-------------------------------------------------------------------------------
Suntrust Bank Atlanta-Cayman
 5.88%                                      03/01/00    850,000     850,000,000
-------------------------------------------------------------------------------
UBS AG-Cayman
 5.81%                                      03/01/00    500,000     500,000,000
-------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman
 5.94%                                      03/01/00    228,000     228,000,000
-------------------------------------------------------------------------------
  Total Time Deposits (Cost $6,463,788,481)                       6,463,788,481
-------------------------------------------------------------------------------

                                                          PAR
                                            MATURITY     (000)         VALUE
REPURCHASE AGREEMENTS(i) - 21.37%

Bank of America Securities Inc.
 5.87%(j)                                   03/01/00 $   74,120 $    74,119,581
--------------------------------------------------------------------------------
Bank One Capital Markets, Inc.
 5.87%(k)                                   03/01/00    373,000     373,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.
 5.87%(l)                                   03/01/00    355,254     355,253,977
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
 5.87%(m)                                         --    572,000     572,000,000
--------------------------------------------------------------------------------
CIBC Oppenheimer Corp.
 5.87%(n)                                   03/01/00    100,000     100,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
 5.85%(o)                                   03/01/00     30,000      30,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities, Inc.
 5.86%(p)                                         --    200,000     200,000,000
--------------------------------------------------------------------------------
 5.86%(q)                                   03/01/00     71,233      71,232,687
--------------------------------------------------------------------------------
First Union Capital Markets
 5.87%(r)                                   03/01/00    125,000     125,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
 5.87%(s)                                   03/01/00    450,000     450,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 5.85%(t)                                   03/01/00     72,198      72,197,905
--------------------------------------------------------------------------------
Salomon Smith Barney, Inc.
 5.86%(u)                                         --    915,000     915,000,000
--------------------------------------------------------------------------------
 5.76%(v)                                   03/01/00     51,807      51,807,034
--------------------------------------------------------------------------------
Societe Generale Cowen Securities Corp.
 5.87%(w)                                   03/01/00    175,000     175,000,000
--------------------------------------------------------------------------------
Warburg Dillon Read LLC
 5.87%(x)                                   03/01/00    373,000     373,000,000
--------------------------------------------------------------------------------
 5.55%(y)                                   03/01/00     75,000      75,000,000
--------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 5.87%(z)                                   03/01/00    275,000     275,000,000
--------------------------------------------------------------------------------
  Total Repurchase Agreements (Cost
   $4,287,611,184)                                                4,287,611,184
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (Cost $20,355,674,395) -
  101.46%                                                        20,355,674,395
--------------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS - (1.46)%                            (294,206,669)
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $20,061,467,726
--------------------------------------------------------------------------------

Investment Abbreviations:
 GO -- General Obligation Bond
 RB -- Revenue Bond

NOTES TO SCHEDULE OF INVESTMENTS
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/29/00.

See Notes to Financial Statements.

(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/29/00.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/29/00.
(e) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/29/00.
(f) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/29/00.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rate shown is in effect on 02/29/00.
(h) Secured by bond insurance provided by one of the following companies:
    AMBAC, FGIC, FSA, or MBIA.
(i) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 02/29/00 with a maturing value of $800,130,444. Collateralized by $1,015,808,249 U.S. Government obligations, 5.50% to 8.50% due 07/15/03 to 11/01/28 with an aggregate market value at 02/29/00 of $816,000,001.
(k) Joint repurchase agreement entered into 02/29/00 with a maturing value of $500,081,528. Collateralized by $515,023,000 U.S. Government obligations, 0% to 8.00% due 03/01/00 to 08/25/14 with an aggregate market value at 02/29/00 of $510,003,862.
(l) Joint repurchase agreement entered into 02/29/00 with a maturing value of $396,637,718. Collateralized by $419,860,000 U.S. Government obligations, 0% to 6.25% due 04/13/00 to 05/15/29 with an aggregate market value at 02/29/00 of $404,505,314.
(m) Open repurchase agreement entered into 09/29/98; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $936,354,126 U.S. Government obligations, 0% to 9.50% due 03/01/00 to 05/01/33 with an aggregate market value at 02/29/00 of $629,015,201.
(n) Repurchase agreement entered into 02/29/00 with a maturing value of $100,016,306. Collateralized by $266,306,141 U.S. Government obligations, 6.007% to 7.50% due 12/01/00 to 12/01/25 with an aggregate market value at 02/29/00 of $102,000,000.
(o) Joint repurchase agreement entered into 02/29/00 with a maturing value of $100,016,250. Collateralized by $107,780,000 U.S. Government obligations, 5.33% to 6.80% due 01/10/03 to 08/15/04 with an aggregate market value at 02/29/00 of $108,353,715.
(p) Open repurchase agreement entered into 10/02/97; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $241,953,163 U.S. Government obligations, 5.50% to 6.50% due 02/01/06 to 01/01/29 with an aggregate market value at 02/29/00 of $204,000,000.
(q) Joint repurchase agreement entered into 02/29/00 with a maturing value of $100,016,278. Collateralized by $101,295,000 U.S. Government obligation, 6.35% due 01/05/01 with a market value at 02/29/00 of $102,005,599.
(r) Joint repurchase agreement entered into 02/29/00 with a maturing value of $150,024,375. Collateralized by $164,246,000 U.S. Government obligations, 0% to 8.25% due 03/01/00 to 06/15/44 with an aggregate market value at 02/29/00 of $153,000,487.
(s) Joint repurchase agreement entered into 02/29/00 with a maturing value of $750,122,292. Collateralized by $1,294,709,963 U.S. Government obligations, 5.00% to 8.00% due 02/01/14 to 10/01/38 with an aggregate market value at 02/29/00 of $765,000,000.
(t) Joint repurchase agreement entered into 02/29/00 with a maturing value of $150,024,458. Collateralized by $156,510,000 U.S. Government obligations, 0% to 7.42% due 07/06/00 to 12/27/17 with an aggregate market value at 02/29/00 of $153,002,600.
(u) Open repurchase agreement entered into 12/25/97; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $2,307,348,000 U.S. Government obligations, 0% to 10.70% due 03/17/00 to 07/15/43 with an aggregate market value at 02/29/00 of $933,426,390.
(v) Joint repurchase agreement entered into 02/29/00 with a maturing value of $500,080,000. Collateralized by $1,248,055,000 U.S. Government obligations, 0% due 11/15/01 to 08/15/21 with an aggregate market value at 02/29/00 of $510,176,897.
(w) Joint repurchase agreement entered into 02/29/00 with a maturing value of $200,032,611. Collateralized by $206,650,000 U.S. Government obligations, 0% to 6.875% due 06/01/00 to 01/15/05 with an aggregate market value at 02/29/00 of $204,474,729.
(x) Joint repurchase agreement entered into 02/29/00 with a maturing value of $500,081,528. Collateralized by $643,496,000 U.S. Government obligations, 0% to 9.375% due 03/07/00 to 01/15/30 with an aggregate market value at 02/29/00 of $510,001,318.
(y) Repurchase agreement entered into 02/29/00 with a maturing value of $75,011,562. Collateralized by $80,392,000 U.S. Government obligations, 5.50% to 6.00% due 02/15/26 to 08/15/28 with an aggregate market value at 02/29/00 of $76,502,280.
(z) Joint repurchase agreement entered into 02/29/00 with a maturing value of $300,048,917. Collateralized by $331,666,013 U.S. Government obligations, 0% to 6.568% due 03/15/00 to 09/01/28 with an aggregate market value at 02/29/00 of $306,000,811.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $16,068,063,211
-------------------------------------------------------------------------
Repurchase agreements                                       4,287,611,184
-------------------------------------------------------------------------
Cash                                                            1,100,433
-------------------------------------------------------------------------
Interest receivable                                            36,744,192
-------------------------------------------------------------------------
Investment for deferred compensation plan                          87,434
-------------------------------------------------------------------------
Other assets                                                      479,543
-------------------------------------------------------------------------
  Total assets                                             20,394,085,997
-------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        248,642,836
-------------------------------------------------------------------------
 Dividends                                                     81,477,022
-------------------------------------------------------------------------
 Deferred compensation                                             87,434
-------------------------------------------------------------------------
Accrued administrative services fees                               58,500
-------------------------------------------------------------------------
Accrued advisory fees                                             803,454
-------------------------------------------------------------------------
Accrued distribution fees                                         424,424
-------------------------------------------------------------------------
Accrued transfer agent fees                                       511,660
-------------------------------------------------------------------------
Accrued operating expenses                                        612,941
-------------------------------------------------------------------------
  Total liabilities                                           332,618,271
-------------------------------------------------------------------------
NET ASSETS                                                $20,061,467,726
=========================================================================

NET ASSETS:

Institutional Class                                       $15,639,959,687
=========================================================================
Private Investment Class                                  $   472,345,727
=========================================================================
Personal Investment Class                                 $     5,276,254
=========================================================================
Cash Management Class                                     $ 2,708,766,732
=========================================================================
Reserve Class                                             $       108,325
=========================================================================
Resource Class                                            $ 1,235,011,001
=========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        15,639,865,923
=========================================================================
Private Investment Class                                      472,344,416
=========================================================================
Personal Investment Class                                       5,276,240
=========================================================================
Cash Management Class                                       2,708,727,411
=========================================================================
Reserve Class                                                     108,323
=========================================================================
Resource Class                                              1,235,021,505
=========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share            $1.00
=========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 29, 2000
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $428,441,851
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                           11,253,406
-------------------------------------------------------------------
Custodian fees                                             529,540
-------------------------------------------------------------------
Administrative services fees                               307,096
-------------------------------------------------------------------
Distribution fees (see Note 2)                           2,554,713
-------------------------------------------------------------------
Directors' fees                                             27,871
-------------------------------------------------------------------
Transfer agent fees                                      1,488,703
-------------------------------------------------------------------
Other                                                      372,433
-------------------------------------------------------------------
  Total expenses                                        16,533,762
-------------------------------------------------------------------
Less: Fee waivers                                       (7,766,586)
-------------------------------------------------------------------
  Net expenses                                           8,767,176
-------------------------------------------------------------------
Net investment income                                  419,674,675
-------------------------------------------------------------------
Net realized gain on sales of investments                   81,121
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $419,755,796
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 29, 2000 and year ended August 31, 1999 (Unaudited)

                                               FEBRUARY 29,      AUGUST 31,
                                                   2000             1999
                                              ---------------  --------------
OPERATIONS:

 Net investment income                        $   419,674,675  $  326,765,434
------------------------------------------------------------------------------
 Net realized gain on sales of investments             81,121         672,252
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                     419,755,796     327,437,686
------------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                            (334,966,991)   (264,791,600)
------------------------------------------------------------------------------
  Private Investment Class                        (10,757,826)     (9,376,339)
------------------------------------------------------------------------------
  Personal Class                                      (69,591)         (3,765)
------------------------------------------------------------------------------
  Cash Management Class                           (63,636,189)    (46,551,990)
------------------------------------------------------------------------------
  Reserve Class                                          (769)             --
------------------------------------------------------------------------------
  Resource Class                                  (10,243,309)     (6,041,740)
------------------------------------------------------------------------------
Capital stock transactions -- net (see Note
 4)                                            13,866,891,254   2,284,209,435
------------------------------------------------------------------------------
  Net increase in net assets                   13,866,972,375   2,284,881,687
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                           6,194,495,351   3,909,613,664
------------------------------------------------------------------------------
  End of period                               $20,061,467,726  $6,194,495,351
==============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)  $20,061,343,818  $6,194,452,564
------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities                              123,908          42,787
------------------------------------------------------------------------------
                                              $20,061,467,726  $6,194,495,351
==============================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 29, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class, the Personal Investment Class, the Reserve Class and the Resource Class. Sales of the Reserve Class commenced on January 14, 2000. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the six months ended February 29, 2000, AIM waived fees of $7,127,157.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended February 29, 2000, AIM was paid $307,096 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended February 29, 2000, AFS was paid $1,389,867 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class equals 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, maximum annual rate of the average daily net assets attributable to such class. During the six months ended February 29, 2000, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Resource Class and the Reserve Class paid $608,710, $6,756, $920,852, $378,842, and $124, respectively, as compensation under the Plan. FMC waived fees of $639,429 for the same period.
 Certain officers and directors of the Fund are officers of AIM, FMC and AFS. During the six months ended February 29, 2000, the Fund paid legal fees of
$6,075 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the six months ended February 29, 2000 and the year ended August 31, 1999 were as follows:

                                       FEBRUARY 29, 2000                     AUGUST 31, 1999
                              ------------------------------------  -----------------------------------
                                   SHARES             AMOUNT             SHARES            AMOUNT
                              -----------------  -----------------  ----------------  -----------------
Sold:
  Institutional Class           135,476,446,930  $ 135,476,446,930   153,902,899,999  $ 153,902,899,999
--------------------------------------------------------------------------------------------------------
  Private Investment Class        3,327,798,666      3,327,798,666     4,203,510,271      4,203,510,271
--------------------------------------------------------------------------------------------------------
  Personal Investment Class*          8,517,511          8,517,511         1,117,987          1,117,987
--------------------------------------------------------------------------------------------------------
  Cash Management Class          18,854,015,231     18,854,015,231    14,321,528,231     14,321,528,231
--------------------------------------------------------------------------------------------------------
  Resource Class                  3,002,971,959      3,002,971,959     2,669,302,439      2,669,302,439
--------------------------------------------------------------------------------------------------------
  Reserve Class**                       484,000            484,000                --                 --
--------------------------------------------------------------------------------------------------------
Issued as reinvestment of
 dividends:
  Institutional Class                45,116,569         45,116,569        32,251,894         32,251,894
--------------------------------------------------------------------------------------------------------
  Private Investment Class            2,984,166          2,984,166         3,157,926          3,157,926
--------------------------------------------------------------------------------------------------------
  Personal Investment Class*             37,965             37,965               255                255
--------------------------------------------------------------------------------------------------------
  Cash Management Class              36,668,929         36,668,929        34,021,495         34,021,495
--------------------------------------------------------------------------------------------------------
  Resource Class                      8,517,751          8,517,751         5,318,298          5,318,298
--------------------------------------------------------------------------------------------------------
  Reserve Class**                           324                324                --                 --
--------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class          (124,423,602,077)  (124,423,602,077) (152,491,320,126)  (152,491,320,126)
--------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,124,470,758)    (3,124,470,758)   (4,010,706,089)    (4,010,706,089)
--------------------------------------------------------------------------------------------------------
  Personal Investment Class*         (4,273,228)        (4,273,228)         (124,251)          (124,251)
--------------------------------------------------------------------------------------------------------
  Cash Management Class         (17,260,708,640)   (17,260,708,640)  (13,932,834,793)   (13,932,834,793)
--------------------------------------------------------------------------------------------------------
  Resource Class                 (2,083,238,044)    (2,083,238,044)   (2,453,914,101)    (2,453,914,101)
--------------------------------------------------------------------------------------------------------
  Reserve Class**                      (376,000)          (376,000)               --                 --
--------------------------------------------------------------------------------------------------------
Net increase                     13,866,891,254  $  13,866,891,254     2,284,209,435  $   2,284,209,435
--------------------------------------------------------------------------------------------------------

  * The Personal Investment Class commenced sales on June 22, 1999. ** The Reserve Class commenced sales on January 14, 2000.

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during the six months ended February 29, 2000, and for each of the years in the five-year period ended August 31, 1999.

                                                                AUGUST 31,
                         FEBRUARY 29,     ----------------------------------------------------------
                             2000            1999        1998        1997        1996        1995
                         ------------     ----------  ----------  ----------  ----------  ----------
Net asset value,
 beginning of period     $      1.00      $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
-----------------------  -----------      ----------  ----------  ----------  ----------  ----------
Income from investment
 operations:
 Net investment income          0.03            0.05        0.06        0.05        0.06        0.06
-----------------------  -----------      ----------  ----------  ----------  ----------  ----------
Less distributions:
 Dividends from net
  investment income            (0.03)          (0.05)      (0.06)      (0.05)      (0.06)      (0.06)
-----------------------  -----------      ----------  ----------  ----------  ----------  ----------
Net asset value, end of
 period                  $      1.00      $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
=======================  ===========      ==========  ==========  ==========  ==========  ==========
Total return(a)                 2.80%           5.17%       5.74%       5.58%       5.68%       5.83%
=======================  ===========      ==========  ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $15,639,960      $4,541,935  $3,097,539  $3,787,357  $1,988,755  $1,287,463
=======================  ===========      ==========  ==========  ==========  ==========  ==========
Ratio of expenses to
 average net assets:
 Including fee waivers
  and/or expense
  reimbursements                0.09%(b)        0.09%       0.08%       0.06%       0.03%       0.11%
=======================  ===========      ==========  ==========  ==========  ==========  ==========
 Excluding fee waivers
  and/or expense
  reimbursements                0.18%(b)        0.18%       0.18%       0.18%       0.18%       0.18%
=======================  ===========      ==========  ==========  ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets                         5.61%(b)        5.02%       5.59%       5.46%       5.52%       5.69%
=======================  ===========      ==========  ==========  ==========  ==========  ==========

(a)Not annualized for periods less than one year.
(b)Ratios are annualized and based on average net assets of $12,021,004,659.

                           DIRECTORS
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Co.
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIC)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer
Melville B. Cox                                    Vice President          Liquid Assets
Karen Dunn Kelley                                  Vice President          Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Institutional                               SEMI-
Sheri Morris       Assistant Vice President & Assistant Treasurer          Class                                      ANNUAL
Renee A. Friedli                              Assistant Secretary                                                     REPORT
P. Michelle Grace                             Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                          FEBRUARY 29, 2000
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
              Kramer Levin Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

LAP-AR-3